Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation and basis of preparation

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.

Management has prepared the accompanying consolidated financial statements and these notes in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

The business combination transaction between Legacy NewGenIvf and SPAC I was accounted for as a reverse recapitalization under ASC 805, Business Combinations, with NewGenIvf Group Limited, and deemed to be the accounting acquirer. As SPAC I did not meet the definition of a business under ASC 805, the transaction was not treated as a business combination. Instead, it was accounted for as a recapitalization.

Accordingly, the consolidated assets, liabilities and results of operations of the accounting acquirer will become the historical financial statements of the Company, and the accounting acquirer’s assets, liabilities and results of operations will be consolidated with the Company beginning on the acquisition date. The Legacy NewGenIvf was the legal acquiree but deemed to be the accounting acquirer. The Company was the legal acquirer but deemed to be the accounting acquiree in the reverse merger. The historical financial statements prior to the acquisition are those of the accounting acquirer (Legacy NewGenivf). After completion of the Share Exchange Transaction, the Company’s consolidated financial statements include the assets and liabilities, the operations and cash flow of the accounting acquirer. Any excess of the value of shares issued by the Company over the net book value of the accounting acquirer will be recognized as a reduction to equity (APIC).

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

Foreign currency translation

Foreign currency translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries, FFPGS (HK) Limited and Well Image Limited, are Hong Kong dollar (“HK$”). Med Holdings and FFC use Thai baht (“THB”) as their functional currencies. First Fertility Phnom Penh Limited and Bi Clinic Ltd (“FFBi”) uses United States dollar (“USD”) as their functional currencies. Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd. (“SZ QianHai”) uses Chinese Renminbi (“CNY”) as its functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income as other comprehensive income or loss.

Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive income as other income (other expenses).

The value of foreign currencies including, the HK$, THB and RMB, may fluctuate against the United States dollar. Any significant variations of the aforementioned currencies relative to the United States dollar may materially affect the Company’s financial condition in terms of reporting in USD. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

		2024	2023	2022
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	34.3353	34.2265	34.6153
Period average	$: THB	35.2262	34.7867	35.1428
Period-end	$: RMB	7.2994	7.0971	6.9091
Period average	$: RMB	7.1946	7.0835	6.4569

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term deposits with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Deposits, other receivables and deferred legal & IPO cost, net

Deposits, other receivables and deferred legal & IPO cost, net

Deposits, other receivables and deferred Initial Public Offering (“IPO”) cost, net primarily include deposits paid to suppliers, prepaid expenses, the prepaid professional fee which meets the definition of deferred IPO cost, and a cash deposit of US$1,000,000 with OSL Group, a digital asset trading platform listed in Hong Kong Stock Exchange, for the Company’s future digital asset diversification strategy.

Deferred IPO costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that were charged to additional paid-in capital upon the completion of the Initial Public Offering.

Legal and professional fees incurred in connection with issuing convertible debt are deferred and amortized over the life of the debt. These costs are presented as a direct deduction from the carrying amount of the debt liability on the balance sheet (per ASC 835-30).

Share based compensation

Share based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718-10, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees based on fair values of the shares to be issued estimated at grant date. The stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period.

Fair value is determined based on the estimated market prices of the Company’s Common Stock at the respective issuance date in accordance with ASC 718, taking into consideration the volatility of the market price of the shares, the terms of the instruments and the conditions upon which they were granted.

Property and equipment, net

Property and equipment, net

Plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plan and equipment are as follows:

Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are expensed as incurred. Significant renewals and betterments that extend the useful life of an assets are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value less cost to sell.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs are determined on a first-in, first-out basis. Net realizable value is based on the estimated selling prices less any estimated costs to be incurred to completion and disposal. A provision for excess and obsolete inventory will be made based primarily on products approaching expiry period and forecasts of product demand. The excess balance above the product demand as determined by this analysis becomes the basis for excess inventory charge and the written-down value of the inventory becomes its cost. Written-down inventory would not be reversed if market conditions improve.

Other borrowings

Other borrowings

Other borrowings are recognized initially at fair value, net of debt issuance costs incurred. Other borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

Convertible Instruments

Convertible Instruments

Convertible Instruments are categorized as equity or debt based on the terms of the notes. Convertible Notes are recorded at amounts equal to the proceeds of the issuance, including the embedded conversion feature, and net of discounts and unamortized debt issuance in accordance with ASC 480-10-55-44 on the consolidated balance sheets. An evaluation of all conversion, purchase and redemption features contained in a debt instrument is performed to determine if there are any embedded features that require bifurcation as a derivative. The conversion feature is recorded separately as a derivative liability at its fair value, calculated using the Black-Scholes model.

Debt issuance and offering costs are amortized over the contractual term of the Convertible Notes, to the consolidated statements of operations in accordance with ASC 835-30-45-1A.

The convertible notes are subsequently recorded at amortized cost, with interest expense recognized using the effective interest method. The derivative liability, if any is remeasured at fair value at each reporting date and any gain or loss on fair value is recognized in the statement of comprehensive income.

Promissory Notes

Promissory Notes

Promissory notes, originated from ASCA’s transaction and being taken over by NewGenIVF Group Limited upon merger, are of non-interest bearing and recorded at original cost. They are subsequently measured at amortised cost, with interest expense recognized using the effective interest method in the consolidated statement of income.

Ordinary shares

Ordinary shares

The Company’s ordinary shares are stated at no par value. The difference between the consideration received, net of issuance cost, is recorded in additional paid-in capital.

On January 21, 2025, the Board of Directors of the Company approved a reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value (the “Class A Ordinary Shares”), Class B ordinary shares with no par value and preferred shares with no par value, at an exchange ratio of one (1) share for twenty (20) shares (the “Reverse Stock Split”). Upon the opening of the market on February 11, 2025, the Company’s Class A Ordinary Shares will begin trading on the Nasdaq Global Market (“Nasdaq”) on a post-Reverse Stock Split basis.

In accordance with ASC 505, the reverse stock split is to be accounted for retrospectively.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, and all subsequent ASUs that modified ASC 606 on April 1, 2017 using the full retrospective method which requires the Company to present the financial statements for all periods as if Topic 606 had been applied to all prior periods. The Company derives revenue principally from provision of In vitro fertilization (“IVF”) treatment and surrogacy and ancillary caring services. Revenue from contracts with customers is recognized using the following five steps:

(1)	identify its contracts with customers;

(2)	identify its performance obligations under those contracts;

(3)	determine the transaction prices of those contracts;

(4)	allocate the transaction prices to its performance obligations in those contracts; and

(5)	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into verbal agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and consent forms are signed by the customers prior to each promised service or bundle of services are inter dependant. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component as settlement is predominantly required prior to performance of the promised service.

The Company derives its revenues from two sources: (1) revenue from IVF treatment, and (2) revenue from surrogacy and ancillary caring services.

Revenue from IVF treatment

In vitro fertilization (“IVF”) treatment is an assisted reproductive technique where eggs and sperm are collected and fertilized in laboratory to become embryo. Fertilized embryo is then implanted to the customer or a surrogate mother. IVF treatment involves the performance of a series of medical treatment as well as procedures and brings benefits to clients as the service of bundles service is completed. Revenue from IVF treatment is recognized at a point in time when different treatment and/or procedure or bundles thereof, are completed in clinic. The full completion of the various procedures and treatments are evidenced by treatment cards and reports included within the patient files indicating successful completion of the service.

Revenue from surrogacy and ancillary caring services

The Company provides surrogacy and ancillary caring services solely in Kyrgyzstan. Embryo from blood parents is implanted to surrogate mother contracted by the Company or its agents. During pregnancy period, the Company provides ancillary caring services including regular body check and provision of vitamins, supplements and medicines to surrogate mothers. The key performance obligation is identified as a single performance obligation where a baby is born, therefore revenue from surrogacy and ancillary caring services is recognized at a point in time when surrogate mother gives birth. The Company collects approximately 40% of contract sum upfront, and remaining contract sum is collected in installments across pregnancy period of surrogate mother. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 8 below.

Revenue from egg freezing and storage facility

The Company provides access the facility to its customers. Upon request for the service, which is agreed verbally and followed by signed consent form from the customer, the Company makes available access to the facility with no further substantial involvement. Revenue is recognized at a point in time when the facility is made available to the customer at the agreed consideration by the provision of specific address within the facility as maintained in the patient file. The receipt of consideration is assured as payment is required upfront.

Principal versus agency considerations

The Company follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to the provision of services to a customer. In these instances, the Company determines whether it has promised to provide the service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. The Company recognizes revenue from the performance of the procedures and treatment on a gross basis as the Company is responsible for the fulfillment, controls the delivery of the promised service, and has full discretion in establishing prices and therefore is the principal in the arrangement.

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

Account receivables, net

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Contract liabilities

Contract liabilities represent considerations received from customers in advance of satisfying the Company’s performance obligations under the contract. These amounts are expected to be earned within 12 months and are classified as current liabilities.

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. Expected credit losses are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Retirement benefits

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Segment information

Segment information

The Company determines its reportable segments using the management approach based on internal reporting used by the Chief Operating Decision Maker (“CODM”), comprising the Chief Executive Officer (CEO) and Chief Financial Officer (CFO), for decision-making, resource allocation, and performance assessment.

The Company does not distinguish revenues, costs, or expenses by segments, operational or geographical, but reports them in aggregate. Based on this assessment, management has determined that the Company operates as a single reportable segment under ASC 280. Accordingly, all required segment financial information is included in the consolidated financial statements. However, we segregate IVF revenue from surrogacy revenue as these two revenue types are critical to our business.

The Company’s CODM is Mr. Siu Wing Fund Alfred, its CEO. Geographic disclosures of long-lived assets and revenue from external customers as of December 31, 2024 and 2023 are presented in Note 15.

Leases

Leases

The Company measured the lease in accordance to ASU 2016-02, “Leases” (Topic 842). Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Income Taxes

Income Taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the consolidated financial statements or tax returns. Under this method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the income tax rates that will be in effect when the differences are expected to reverse. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. the Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Comprehensive Income

Comprehensive Income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Earnings Per Share

Earnings per share

The Company computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share”. Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended December 31, 2024, 2023 and 2022.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Non-controlling interests

Non-controlling interests

Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net (loss) income and other comprehensive loss are attributed to controlling and non-controlling interests respectively.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers. Furthermore, the risk is mitigated by ascertaining upfront payments for services prior to their performance.

Concentration of customers

As of December 31, 2024 and 2023, one and two customers respectively which individually contributed more than 10% of trade receivable, and accounted for 89% and 96.3% of the Company’s trade receivable respectively.

None of the customers contributed more than 10% of revenue for years ended December 31, 2024 and 2023.

Concentration of suppliers

As of December 31, 2024 and 2023, nil and one supplier respectively which individually contributed more than 10% of trade payable, accounted for nil % and 30.6% of the Company’s trade payable respectively.

For both the years ended December 31, 2024 and 2023, no vendor contributed more than 10% of total purchases of the Company.

Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts receivables, net, deposits, other receivables and deferred IPO cost, net, loan to A SPAC I, accounts payables, accrued liabilities and other payables, and due from (to) shareholders, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities and amounts due from (to) related parties each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term
●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The FASB has introduced expanded income tax disclosure requirements under ASU 2023-09 to improve transparency. Companies will now need to provide a detailed reconciliation of their effective tax rate, breaking down federal, state, and foreign taxes, as well as specific categories like tax credits and foreign earnings. Additionally, businesses must disclose income taxes paid by jurisdiction, offering investors greater clarity on tax obligations. These changes apply to both public and private companies, with annual reporting periods beginning after December 15, 2024 (2025 for calendar-year entities). This update aims to reduce ambiguity in tax reporting and align disclosures with investor needs.

A major shift in digital asset accounting, ASU 2023-08 requires companies to measure certain crypto assets (e.g., Bitcoin, Ethereum) at fair value rather than applying the previous impairment-only model. This means entities must recognize quarterly fair value adjustments in their financial statements, increasing volatility in reported earnings but improving transparency. The standard applies to fiscal years beginning after December 15, 2024, and impacts both corporate treasuries and investment firms holding cryptocurrencies. This change aligns GAAP closer to fair value accounting seen in other investment holdings, addressing criticisms of the old impairment approach.

Save for elsewhere disclosed, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheet, statement of operations and comprehensive income (loss) and statement of cash flows.